Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Canada | Nii-Gyap Hereditary Chiefs of the Gitxsan Nation
Total			$ 200,000	$ 200,000
Canada | McLeod Lake Indian Band
Total		$ 1,070,000		1,070,000
Canada | Tsay Keh Dene First Nation
Total			80,000	80,000
Canada | Nakazdli Whuten
Total		1,960,000		1,960,000
Canada | Province of British Columbia
Total	$ 5,620,000		3,080,000	8,700,000
Canada | Village of Fraser Lake
Total	740,000			740,000
Turkey | Government of Turkey
Total	65,280,000	37,270,000	850,000	103,400,000
Turkey | Town of Develi
Total		$ 660,000	180,000	840,000
United States of America | Esmeralda County
Total			80,000	80,000
United States of America | State of Nevada
Total			130,000	130,000
United States of America | County of Custer
Total	$ 430,000			430,000
United States of America | Government of the United States
Total			$ 670,000	$ 670,000